Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Schedule of analysis of trade and other receivables

	December 31,	December 31,
(€ million)	2021	2020
Trade receivables	15,524	7,087
Receivables from divestments	8	21
Receivables from joint ventures in exploration and production activities	1,888	2,293
Other receivables	1,430	1,525
	18,850	10,926

Schedule of credit risk exposure and expected losses relating to trade and other receivables based on internal ratings

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

	Performing receivables			Defaulted	Plenitude
(€ million)	Low risk	Medium Risk	High Risk	receivables	customers	Total
December 31, 2021
Business customers	4,348	6,628	818	1,560		13,354
National Oil Companies and Public Administrations	331	884	1	2,674		3,890
Other counterparties	1,854	311	16	137	2,601	4,919
Gross amount	6,533	7,823	835	4,371	2,601	22,163
Allowance for doubtful accounts	(25)	(416)	(69)	(2,209)	(594)	(3,313)
Net amount	6,508	7,407	766	2,162	2,007	18,850
Expected loss (% net of counterpart risk mitigation factors)	0.4	5.3	8.3	50.5	22.8	14.9
December 31, 2020
Business customers	1,398	2,746	432	1,351		5,927
National Oil Companies and Public Administrations	841	620	7	2,653		4,121
Other counterparties	1,243	450	28	141	2,173	4,035
Gross amount	3,482	3,816	467	4,145	2,173	14,083
Allowance for doubtful accounts	(32)	(21)	(29)	(2,429)	(646)	(3,157)
Net amount	3,450	3,795	438	1,716	1,527	10,926
Expected loss (% net of counterpart risk mitigation factors)	0.9	0.6	6.2	58.6	29.7	22.4

Schedule of provision matrix

	Ageing
		from 0	from 3	from 6	over
(€ million)	Not-past due	to 3 months	to 6 months	to 12 months	12 months	Total
December 31, 2021
Plenitude customers:
- Retail	1,291	70	55	92	337	1,845
- Middle	424	22	5	7	188	646
- Other	57	43	6	1	3	110
Gross amount	1,772	135	66	100	528	2,601
Allowance for doubtful accounts	(63)	(22)	(27)	(52)	(430)	(594)
Net amount	1,709	113	39	48	98	2,007
Expected loss (%)	3.6	16.3	40.9	52.0	81.4	22.8
December 31, 2020
Plenitude customers:
- Retail	1,155	105	50	102	366	1,778
- Middle	75	16	3	8	232	334
- Other	61					61
Gross amount	1,291	121	53	110	598	2,173
Allowance for doubtful accounts	(46)	(23)	(22)	(57)	(498)	(646)
Net amount	1,245	98	31	53	100	1,527
Expected loss (%)	3.6	19.0	41.5	51.8	83.3	29.7

Schedule of trade and other receivables net of valuation allowance for doubtful accounts

(€ million)	2021	2020
Allowance for doubtful accounts - beginning of the year	3,157	3,246
Additions on trade and other performing receivables	202	112
Additions on trade and other defaulted receivables	348	231
Deductions on trade and other performing receivables	(135)	(82)
Deductions on trade and other defaulted receivables	(421)	(275)
Other changes	162	(75)
Allowance for doubtful accounts - end of the year	3,313	3,157

Schedule of net (impairment losses) reversals of trade and other receivables

Net (impairment losses) reversals of trade and other receivables are disclosed as follows:

(€ million)	2021	2020	2019
New or increased provisions	(550)	(343)	(620)
Net credit losses	(66)	(36)	(45)
Reversals	337	153	233
Net (impairment losses) reversals of trade and other receivables	(279)	(226)	(432)